Securitisations and Covered Bonds - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Holmes
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	£ 1,000	£ 2,100
Cash deposits	186	283
Fosse
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	1,700	1,700
Cash deposits	0	0
Langton
Disclosure of gross asset securitised [line items]
Beneficial interest in residential mortgage loans	£ 2,400	£ 2,400